Goodwill and Other Intangible Assets (Schedules of Intangible Assets Subject To Amortization and for Intangible Assets Not Subject to Amortization) (Details) In Thousands	Mar. 31, 2011 Software [Member] USD ($)	Mar. 31, 2011 Software [Member] JPY (¥)	Mar. 31, 2010 Software [Member] JPY (¥)	Mar. 31, 2011 Trademarks And Customer Relationships [Member] JPY (¥)	Mar. 31, 2011 Trademarks And Customer Relationships [Member] USD ($)	Mar. 31, 2010 Trademarks And Customer Relationships [Member] JPY (¥)	Mar. 31, 2011 Other [Member] JPY (¥)	Mar. 31, 2011 Other [Member] USD ($)	Mar. 31, 2010 Other [Member] JPY (¥)	Mar. 31, 2011 Intangible Assets [Member] JPY (¥)	Mar. 31, 2011 Intangible Assets [Member] USD ($)	Mar. 31, 2010 Intangible Assets [Member] JPY (¥)	Mar. 31, 2011 Other Intangible Assets Not Subject To Amortization [Member] JPY (¥)	Mar. 31, 2011 Other Intangible Assets Not Subject To Amortization [Member] USD ($)	Mar. 31, 2010 Other Intangible Assets Not Subject To Amortization [Member] JPY (¥)	Mar. 31, 2011 Other Intangible Assets, Total [Member] JPY (¥)	Mar. 31, 2011 Other Intangible Assets, Total [Member] USD ($)	Mar. 31, 2010 Other Intangible Assets, Total [Member] JPY (¥)
Gross carrying amount	$ 1,773,542	¥ 147,204,000	¥ 141,046,000	¥ 86,074,000	$ 1,037,036	¥ 106,776,000	¥ 36,011,000	$ 433,868	¥ 33,250,000	¥ 269,289,000	$ 3,244,446	¥ 281,072,000
Accumulated amortization	(1,066,289)	(88,502,000)	(83,622,000)	(33,225,000)	(400,301)	(38,644,000)	(17,731,000)	(213,627)	(11,740,000)	(139,458,000)	(1,680,217)	(134,006,000)
Net carrying amount	$ 707,253	¥ 58,702,000	¥ 57,424,000	¥ 52,849,000	$ 636,735	¥ 68,132,000	¥ 18,280,000	$ 220,241	¥ 21,510,000	¥ 129,831,000	$ 1,564,229	¥ 147,066,000	¥ 817,000	$ 9,843	¥ 820,000	¥ 130,648,000	$ 1,574,072	¥ 147,886,000